Investment in Marketable Securities (Details) - Schedule of Investment in Marketable Securities - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Investment in Marketable Securities [Abstract]
Beginning balance	$ 171,633
Addition			1,000,000
Fair value loss recognized for the year	(127,507)	$ 60,172	(828,367)
Closing balance	$ 44,126		$ 171,633